7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

January 19, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Series Fund, Inc.

(File Nos. 33-41694; 811-06352)

Ladies and Gentlemen:

On behalf of Voya Series Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 12, 2018 to Voya Global Target Payment Fund’s Class A, Class C, Class I, Class R and Class W shares Prospectus dated February 28, 2017, and Class T shares Prospectus dated May 31, 2017.

The purpose of the filing is to submit the 497(e) filing dated January 12, 2018 in XBRL for the Voya Global Target Payment Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management

INVESTMENT MANAGEMENT voyainvestments.com